Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 - RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Shanghai Huadi Industrial Ltd. (“Shanghai Huadi”)	An entity 51% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (“Huadi Material”)	An entity 100% owned by Yiyu Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”)	An entity controlled by Meiling Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Meiling Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

2) Related party transactions

2024 Fiscal year

During the year ended September 30, 2024, the Company purchased a total of $1,832 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. The Company paid a total of $3,741,463 to Taizhou Huadi for raw materials purchased in recent years. As of September 30, 2024, the Company had no account payable balance due to this entity.

During the year ended September 30, 2024, the Company purchased $666,114 raw materials from Huadi Material and paid a total of $1,427,247. As of September 30, 2024, the Company had advance balance of $692,485 to this entity. Also, the Company sold a total of $7,343 steel materials and refunded $390,513 to Huadi Material which was paid in advance by Huadi Material in the year ended September 30, 2023. As of September 30, 2024, the Company had no advance balance from this entity.

During the year ended September 30, 2024, the Company sold a total of $1,661 steel materials to Shanghai Huadi. As of September 30, 2024, these amounts were fully collected.

During the year ended September 30, 2024, the Company refunded $631,567 to Wenzhou Maituo, which was paid in advance by Wenzhou Maituo in the year ended September 30, 2023. As of September 30, 2024, the Company had no advance balance from this entity.

During the year ended September 30, 2024, the Company leased an office to Huashang with annual rent amounted $29,192, and the Company recorded $30,232 rental income. As of September 30, 2024, the Company had advance balance of $5,650 from this entity.

During the year ended September 30, 2024, the Company repaid RMB 150,000 ($20,821 in USD) to Jueqin Wang. The borrowing was made in previous years to support the Company’s operations, which was unsecured, due on demand, and interest free. As of September 30, 2024, the company had outstanding balance of $308,908 to Jueqin Wang.

2023 Fiscal year

During the year ended September 30, 2023, the Company purchased a total of $679,210 raw materials from Taizhou Huadi, and sold a total of $239,640 piping products to Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2023, the Company had outstanding accounts payable of $3,692,394 to this entity.

During the year ended September 30, 2023, the Company sold a total of $520 steel materials to Huadi Material. As of September 30, 2023, the Company had advance balance of $385,605 from this entity.

During the year ended September 30, 2023, the Company received $623,629 in advance from Wenzhou Maituo for piping products.

During the year ended September 30, 2023, the Company leased an office to Huashang with annual rent amounted $26,235, and the Company recorded $19,550 rental income. As of September 30, 2023, the Company had advance balance of $6,462 from this entity.

During the year ended September 30, 2023, the Company repayment RMB 2,000,000 ($274,123 in USD) to Di Wang. The borrowing was made in previous years to support the Company’s operations, which was unsecured, due on demand, and interest free.

2022 Fiscal year

During the year ended September 30, 2022, the Company purchased a total of $4,649,636 raw materials from Taizhou Huadi, and sold a total of $1,990,329 piping products to Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2022, the Company had outstanding accounts payable of $2,439,105 to this entity.

During the year ended September 30, 2022, the Company sold a total of $122,666 steel materials to Taizhou Huadi Material Technology Co. As of September 30, 2022, the Company had advance balance of $395,498 from this entity.

During the year ended September 30, 2022, the Company net borrowed RMB 1,000,000 ($140,578 in USD), from Di Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and interest free.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2024 and 2023:

Accounts	Name of related parties	2024	2023
Accounts payable	Taizhou Huadi Industrial Ltd.	$-	$3,692,394
Advance to suppliers	Taizhou Huadi Material Technology Co.	692,485	-
Advance from customer	Taizhou Huadi Material Technology Co.	-	(385,605)
Advance from customer	Wenzhou Maituo International Trade Ltd.	-	(623,629)
Advance from customer	Huashang Micro Finance Co.	(5,650)	(6,462)
Due to related parties – noncurrent portion	Jueqin Wang	(308,908)	(317,680)